Discontinued Operations - Balance Sheet Disclosure (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Assets
Total current assets	$ 439	$ 3,172
Liabilities
Current contingent acquisition consideration	0	2,845
Total current liabilities	17,883	11,919
Total non-current liabilities of discontinued operations	0	7,267
Citrus Lane
Assets
Accounts receivable	92	62
Prepaid expenses and other current assets	28	484
Inventory	319	2,626
Total current assets	439	3,172
Property and equipment, net	9	32
Total current assets	0	1,900
Goodwill	0	8,050
Total assets	448	13,154
Liabilities
Accounts payable	435	1,139
Accrued expenses and other liabilities	1,325	1,066
Deferred revenue	82	1,874
Current contingent acquisition consideration	16,041	7,840
Total current liabilities	17,883	11,919
Total non-current liabilities of discontinued operations	0	7,267
Total liabilities	$ 17,883	$ 19,186